Summarized Quarterly Financial Data (unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 823,000	$ 483,633	$ 264,424	$ 85,326	$ 28	$ 0	$ 0	$ 0	$ 0	$ 833,411	$ 0	$ 0
Income (loss) from operations	145,000	123,804	(15,375)	(28,521)	(30,061)	(15,120)	(9,891)	(29,532)	(37,089)	49,847	(91,632)	(119,179)
Net income (loss)	$ (4,000)	$ 44,809	$ (104,343)	$ (86,690)	$ (47,241)	$ (35,132)	$ (12,835)	$ (48,101)	$ (169,549)	$ (193,465)	$ (265,617)	$ (376,853)